UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       February 13, 2008
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:      $499,404 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                                   <C
                                                                   >
NAME OF ISSUER             TITLE    CUSIP      VALUE     SHARES         INV.  OTHE  VOTING AUTH
                           OF                  X1000                    DISC. R
                           CLASS                                              MGR
                                                                                    SOLE      SHR  NON
                                                                                                   E

COREL CORP                 COMMON   21869X103  $1,878    175534    N    SOLE        175534    0    0
INDIGO BOOKS & MUSIC INC   COMMON   45567S108  $1,728    121900    N    SOLE        121900    0    0
ACCURIDE CORP              COMMON   004398103  $29,855   3798294   N    SOLE        3798294   0    0
AMERICAN WOODMARK CORP     COMMON   030506109  $36,180   1990074   N    SOLE        1990074   0    0
ATLANTIS GROUP INC CL A    COMMON   049156102  $552      823241    N    SOLE        823241    0    0
BALDWIN TECHNOLOGY CO CL   COMMON   058264102  $1,310    277585    N    SOLE        277585    0    0
A
BIG 5 SPORTING GOODS CORP  COMMON   08915P101  $34,559   2396628   N    SOLE        2396628   0    0
BLUELINX HOLDINGS INC      COMMON   09624H109  $10,485   2667964   N    SOLE        2667964   0    0
BRANDPARTNERS GROUP INC    COMMON   10531R107  $286      3944655   N    SOLE        3944655   0    0
BUILDERS FIRSTSOURCE INC   COMMON   12008R107  $34,740   4811603   N    SOLE        4811603   0    0
CARMIKE CINEMAS INC        COMMON   143436400  $7,263    1000461   N    SOLE        1000461   0    0
CHARMING SHOPPES INC       COMMON   161133103  $23,402   4325780   N    SOLE        4325780   0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105  $18,576   1281129   N    SOLE        1281129   0    0
INC
COMPASS MINERALS INTL INC  COMMON   20451N101  $5,338    130191    N    SOLE        130191    0    0
CPI INTL INC               COMMON   12618M100  $2,711    158513    N    SOLE        158513    0    0
DOLLAR TREE STORES INC     COMMON   256747106  $10,992   424081    N    SOLE        424081    0    0
DRESS BARN INC             COMMON   261570105  $54,812   4381444   N    SOLE        4381444   0    0
FOOT LOCKER INC            COMMON   344849104  $1,694    124038    N    SOLE        124038    0    0
FTD GROUP INC              COMMON   30267U108  $18,593   1443577   N    SOLE        1443577   0    0
INFINITY PPTY & CAS CORP   COMMON   45665Q103  $5,419    149987    N    SOLE        149987    0    0
MAIDENFORM BRANDS INC      COMMON   560305104  $17,225   1273129   N    SOLE        1273129   0    0
MOTHERS WORK INC           COMMON   619903107  $13,528   777452    N    SOLE        777452    0    0
NESS TECHNOLOGIES INC      COMMON   64104X108  $8,506    921607    N    SOLE        921607    0    0
PANTRY INC DEL             COMMON   698657103  $28,407   1087127   N    SOLE        1087127   0    0
RADYNE CORP                COMMON   750611402  $849      92291     N    SOLE        92291     0    0
REGIS CORPORATION          COMMON   758932107  $30,547   1092534   N    SOLE        1092534   0    0
RENTCASH INC               COMMON   760107102  $6,701    1555800   N    SOLE        1555800   0    0
REPUBLIC AWYS HLDGS INC    COMMON   760276105  $19,679   1004541   N    SOLE        1004541   0    0
ROSS STORES INC            COMMON   778296103  $11,228   439101    N    SOLE        439101    0    0
RURAL METRO CORP           COMMON   781748108  $6,021    2813652   N    SOLE        2813652   0    0
Sealy Corporation          COMMON   812139301  $15,475   1382948   N    SOLE        1382948   0    0
TFS FINANCIAL CORP         COMMON   87240R107  $7,909    662367    N    SOLE        662367    0    0
WEBSENSE INC               COMMON   947684106  $32,956   1940879   N    SOLE        1940879   0    0



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